FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 22 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

Composition of the Group’s financial assets and financial liabilities:

	December 31,
	2023	2022
Financial assets at amortized cost:
Cash and cash equivalents	168	1,398
Other current receivables	424	3,673
Total financial assets	592	5,071

	December 31,
	2023	2022
Financial liabilities at fair value through profit or loss:
Convertible notes	377	563
Trade and other payables	12,487	3,622
Bridge loans	2,233	3,682
Pre-paid advance	700	-
Derivatives	1,143	-
Total financial liabilities at fair value through profit or loss	16,940	7,867

Financial liabilities at amortized cost:
Convertible promissory note	1,013	-
Lease liabilities	649	-
Government grants	153	-
Borrowing from related parties	-	-
Total financial liabilities at amortized cost	1,815	-
Total financial liabilities	18,755	7,867

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 22 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (CONT.):

Financial risk management objectives

The Group’s activities expose it to a variety of financial risks such as market risks (foreign currency risk), credit risk and liquidity risk. The Company’s management oversees the management of these risks, focusing on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group. The Group uses different methods to monitor different types of risk to which it is exposed. These methods include sensitivity analysis in the case of foreign exchange, ageing analysis for credit risk and maturity analysis in respect of liquidity risk.

Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices, which in the group’s case refers only to foreign currency risk. Financial instruments affected by this risk include, loans and borrowings and short-term payables and receivables.

Foreign currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the functional currency. The Group is exposed to foreign exchange risk arising from currency exposure primarily with respect to the NIS and Euro.

As of December 31, 2023, the Group has excess financial liabilities over financial assets in foreign currencies in relation to the NIS , AUD ,SGD and EUR totaling approximately $1,651, $185 $142 and $101, respectively (December 31, 2022: approximately $729 ,$1265 $0 and $34, respectively).

Foreign currency sensitivity analysis

The following table demonstrates the sensitivity test to a reasonably possible change of 10% in EUR and NIS exchange rates against the USD, with all other variables held constant. The impact on the Group’s net loss (tax effect is not relevant) and equity is due to changes in the fair value of monetary assets and liabilities including non-designated foreign currency derivatives and embedded derivatives. The Company’s exposure to foreign currency changes for all other currencies is immaterial.

	Change in NIS rate	Effect on net loss
December 31, 2023	10%	165
December 31, 2022	10%	73

	Change in AUD rate	Effect on net loss
December 31, 2023	10%	19
December 31, 2022	10%	127

	Change in SGD rate	Effect on net loss
December 31, 2023	10%	14
December 31, 2022	10%	-

	Change in EUR rate	Effect on net loss
December 31, 2023	10%	10
December 31, 2022	10%	3

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 22 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (CONT.):

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations as a customer or under a financial instrument leading to a loss to the Group. The Group is exposed to credit risk from its operating activity (other receivables and cash balances). The Group’s main financial assets are cash and cash equivalents as well as other receivables and their carrying amounts represent the Group’s maximum exposure to credit risk. Credit risk from balances with banks and financial institutions is managed by the Group’s management in accordance with the Group’s policy. Wherever possible and commercially practical, the Group holds cash with major financial institutions in Israel and Australia which the Company’s management regards as financially solid.

Liquidity risk

Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Group has procedures to minimize such loss by maintaining sufficient cash and other highly liquid current assets and by having available an adequate amount of committed credit facilities. As of the balance sheet date, the Group has a positive working capital.

The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

As of December 31, 2023

	Less than one year	1 to 2 years		2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total

Trade and other payables	12,487	-		-	-	-	-	12,487
Bridge loans	1,750	453		15	15	-	-	2,233
Government grants	153					-	-	153
Lease liability	81	81		74	74	74	265	649
Convertible promissory note	1,013	-		-	-	-	-	1,013
Pre-paid advance	700		-	-	-	-	-	700
Convertible note	377	-		-	-	-	-	377
Financial derivatives	1,143	-		-	-	-	-	1,143
	17,704	534		89	89	74	265	18,755

As of December 31, 2022

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total

Trade and other payables	3,622	-	-	-	-	-	3,622
Bridge loans	-	1,031	-	-	-	-	1,031
Government grants	75	84	-	-	-	-	159
Lease liability	72	72	72	72	72	353	713
Borrowings from related parties	710	-	-	-	-	-	710
	4,479	1,187	72	72	72	353	6,235

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)